Stock Options - Summary of Status of Stock Options Exercised, Including Substantive Options (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Number of shares Outstanding, Beginning Balance	53,277	56,404	2,950
Number of shares, Granted		7,434	111,982
Number of shares, Exercised	(33,276)	(10,561)	(55,578)
Number of shares, Expired or cancelled			(2,950)
Number of shares Outstanding, Ending Balance	20,001	53,277	56,404
Weighted Average Exercise Price, Beginning Balance	$ 5.87	$ 5.68	$ 0.34
Weighted Average Exercise Price, Granted		7.34	3.15
Weighted Average Exercise Price, Exercised	5.64	5.92	0.58
Weighted Average Exercise Price, Expired or cancelled			0.34
Weighted Average Exercise Price, Ending Balance	$ 6.25	$ 5.87	$ 5.68